LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 74,574,591	R$ 79,628,629	R$ 72,899,882
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	13,347,244	13,629,978
US Dollars
LOANS, FINANCING AND DEBENTURES
Borrowings	61,216,140	65,972,300
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 11,207	R$ 26,351